Note 6 - Note Payable (Details Textual)				1 Months Ended			2 Months Ended
	Jul. 15, 2015 USD ($)	Feb. 19, 2015 USD ($)	Oct. 02, 2014 USD ($)	May. 31, 2015 $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 23, 2014 $ / shares shares	Apr. 06, 2015	Dec. 31, 2015 USD ($) shares	Mar. 16, 2015	Feb. 28, 2015 $ / shares shares	Dec. 31, 2014 USD ($)	Nov. 30, 2014 $ / shares shares
September 2014 Term Loan [Member] | First Tranche [Member]
Proceeds from Loans			$ 2,500,000
Debt Instrument Repayment Of Principal And Interest Number Of Installments			30
Debt Instrument, Interest Rate, Stated Percentage			5.25%
September 2014 Term Loan [Member] | Second Tranche [Member]
Debt Instrument, Face Amount					$ 1,500,000
Proceeds from Loans		$ 500,000
Debt Instrument Repayment Of Principal And Interest Number Of Installments							30
Debt Instrument, Interest Rate, Stated Percentage		5.00%					5.00%		5.06%
September 2014 Term Loan [Member] | Third Tranche [Member]
Proceeds from Loans	$ 1,000,000
Debt Instrument Repayment Of Principal And Interest Number Of Installments	30
Debt Instrument, Interest Rate, Stated Percentage					6.56%
September 2014 Term Loan [Member]
Debt Instrument, Face Amount					$ 5
Notes Payable, Current								$ 4,800,000			$ 2,500,000
Warrant Term				10 years	10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				3,125	58,962
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 2.96	$ 4.24
Loans Payable [Member]
Repayments of Debt			$ 1,631,000
Notes Payable, Current								$ 4,833,000			$ 2,500,000
Warrant Term						5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						117,535		383,321		75,697		47,751
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 4.24				$ 4		$ 4.24